MATERIAL ACCOUNTING POLICIES - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2024 € / SFr $ / SFr	Dec. 31, 2023 $ / SFr € / SFr	Dec. 31, 2022 € / SFr $ / SFr
Euro
Interest Rate and Interest Differential Analysis [Line Items]
Spot rates | € / SFr	1.0645	1.077	1.0128
Average rates | € / SFr	1.0502	1.0295	0.9948
US Dollar
Interest Rate and Interest Differential Analysis [Line Items]
Spot rates | $ / SFr	1.1016	1.1916	1.0847
Average rates | $ / SFr	1.1362	1.1135	1.0478